Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Weighted average number of ordinary shares - diluted	23,940,000	23,411,068	20,000,000
Diluted net income per ordinary share	$ 0.49	$ 0.27	$ 1.05